Schedule of Investments (unaudited) March 31, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 6.3%
Johnson Controls International PLC(a)	239,609	$15,711,162
Kingspan Group PLC	91,215	8,915,970
Trane Technologies PLC(a)	65,850	10,055,295

		34,682,427

Chemicals — 4.7%
Air Liquide SA	40,467	7,079,449
LG Chem Ltd.	9,800	4,282,271
Linde PLC(b)	24,178	7,715,011
Sika AG, Registered Shares	19,690	6,514,508

		25,591,239

Commercial Services & Supplies(a) — 5.6%
Waste Connections, Inc.	93,600	13,075,920
Waste Management, Inc.	112,950	17,902,575

		30,978,495

Construction & Engineering — 2.7%
Quanta Services, Inc.(a)	41,160	5,417,068
Vinci SA	89,200	9,113,796

		14,530,864

Electric Utilities — 28.1%
American Electric Power Co., Inc.(a)	166,900	16,651,613
Duke Energy Corp.(a)	125,368	13,998,591
Edison International(a)	62,550	4,384,755
EDP - Energias de Portugal SA	1,747,750	8,602,223
Enel SpA	4,101,525	27,384,855
Exelon Corp.(a)	161,558	7,695,008
FirstEnergy Corp.(a)	185,750	8,518,495
Iberdrola SA	944,175	10,319,803
Neoenergia SA	1,250,200	4,521,785
NextEra Energy, Inc.(a)(c)	543,980	46,080,546
Xcel Energy, Inc.(a)	88,990	6,422,408

		154,580,082

Electrical Equipment — 9.5%
Ballard Power Systems, Inc.(a)(b)	229,763	2,674,441
Eaton Corp. PLC(a)	43,040	6,531,751
Prysmian SpA	199,700	6,777,055
Schneider Electric SE	76,182	12,790,221
Shoals Technologies Group, Inc., Class A(a)(b)	137,829	2,348,606
Sunrun, Inc.(a)(b)	89,000	2,702,930
Vertiv Holdings Co.(a)	223,050	3,122,700
Vestas Wind Systems A/S	408,021	11,969,214
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,274,400	3,406,151

		52,323,069

Electronic Equipment, Instruments & Components — 1.7%
Hexagon AB, B Shares	300,800	4,214,448
Samsung SDI Co. Ltd.	10,700	5,207,579

		9,422,027

Independent Power and Renewable Electricity Producers — 7.2%
AES Corp.(a)	418,140	10,758,742
China Longyuan Power Group Corp. Ltd., Class H	3,129,000	7,033,193
EDP Renovaveis SA	450,792	11,590,191
ReNew Energy Global PLC(b)	506,500	4,163,430
Scatec ASA(d)	212,950	3,224,348
Sunnova Energy International, Inc.(a)(b)	116,700	2,691,102

		39,461,006

Security	Shares	Value

Machinery — 4.4%
Atlas Copco AB, B Shares	273,700	$12,412,162
Ingersoll Rand, Inc.(a)	230,550	11,608,193

		24,020,355

Multi-Utilities — 17.7%
CenterPoint Energy, Inc.(a)	103,500	3,171,240
CMS Energy Corp.(a)	151,160	10,572,130
Dominion Energy, Inc.(a)(c)	183,848	15,621,565
National Grid PLC	928,474	14,268,980
Public Service Enterprise Group, Inc.(a)	186,042	13,022,940
Rwe AG	530,700	23,108,002
Sempra Energy(a)	103,850	17,459,262

		97,224,119

Oil, Gas & Consumable Fuels — 9.2%
Cheniere Energy, Inc.(a)	59,450	8,242,742
Enterprise Products Partners LP(a)	266,963	6,890,315
TC Energy Corp.	335,000	18,894,413
Williams Cos., Inc.(a)	499,055	16,673,428

		50,700,898

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.(a)	16,674	2,754,211
Canadian Solar, Inc.(b)	82,140	2,904,471
First Solar, Inc.(a)(b)	32,984	2,762,080
Infineon Technologies AG	114,700	3,880,301
ON Semiconductor Corp.(a)(b)	63,580	3,980,744

		16,281,807

Total Long-Term Investments — 100.1% (Cost: $373,728,060)		549,796,388

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)(f)	7,103,763	7,103,763

Total Short-Term Securities — 1.3% (Cost: $7,103,763)		7,103,763

Total Investments Before Options Written — 101.4% (Cost: $380,831,823)		556,900,151

Options Written — (1.5)%
(Premiums Received: $(4,804,627))		(8,113,011)

Total Investments, Net of Options Written — 99.9% (Cost: $376,027,196)		548,787,140

Other Assets Less Liabilities — 0.1%		496,787

Net Assets — 100.0%		$549,283,927

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,380,748	$—	$(276,985	)(a)	$—	$—	$7,103,763	7,103,763	$860	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Johnson Controls International PLC	379	04/01/22	USD	69.00	USD	2,485	$(3,790)
Johnson Controls International PLC	379	04/08/22	USD	66.00	USD	2,485	(28,425)
ON Semiconductor Corp.	78	04/08/22	USD	70.00	USD	488	(975)
Williams Cos., Inc.	746	04/08/22	USD	31.00	USD	2,492	(188,365)
CenterPoint Energy, Inc.	181	04/14/22	USD	31.00	USD	555	(5,430)
Cheniere Energy, Inc.	104	04/14/22	USD	140.00	USD	1,442	(36,400)
Dominion Energy, Inc.	292	04/14/22	USD	80.00	USD	2,481	(151,840)
Duke Energy Corp.	241	04/14/22	USD	105.00	USD	2,691	(163,880)
Eaton Corp. PLC	45	04/14/22	USD	155.00	USD	683	(6,300)
Enterprise Products Partners LP	344	04/14/22	USD	25.00	USD	888	(33,368)
Exelon Corp.	533	04/14/22	USD	42.00	USD	2,539	(301,145)
First Solar, Inc.	60	04/14/22	USD	75.00	USD	502	(57,000)
FirstEnergy Corp.	335	04/14/22	USD	43.00	USD	1,536	(99,662)
Ingersoll Rand, Inc.	150	04/14/22	USD	50.00	USD	755	(20,625)
NextEra Energy, Inc.	487	04/14/22	USD	78.25	USD	4,125	(333,355)
NextEra Energy, Inc.	929	04/14/22	USD	85.00	USD	7,870	(123,092)
Public Service Enterprise Group, Inc.	232	04/14/22	USD	64.78	USD	1,624	(120,712)
Quanta Services, Inc.	71	04/14/22	USD	105.20	USD	934	(189,279)
Shoals Technologies Group, Inc., Class A	532	04/14/22	USD	20.00	USD	907	(10,640)
Sunnova Energy International, Inc.	258	04/14/22	USD	20.00	USD	595	(89,010)
Vertiv Holdings Co.	174	04/14/22	USD	12.50	USD	244	(27,405)
Waste Connections, Inc.	181	04/14/22	USD	126.25	USD	2,529	(252,968)
Williams Cos., Inc.	634	04/14/22	USD	32.00	USD	2,118	(104,610)
Xcel Energy, Inc.	148	04/14/22	USD	67.86	USD	1,068	(64,624)
Analog Devices, Inc.	48	04/22/22	USD	170.00	USD	793	(13,560)
Enterprise Products Partners LP	325	04/22/22	USD	25.50	USD	839	(22,425)
ON Semiconductor Corp.	144	04/22/22	USD	67.00	USD	902	(17,280)
FirstEnergy Corp.	315	04/28/22	USD	44.00	USD	1,445	(67,357)
Analog Devices, Inc.	10	04/29/22	USD	160.00	USD	165	(9,150)
Eaton Corporation PLC	105	04/29/22	USD	160.00	USD	1,593	(16,275)
Enterprise Products Partners LP	265	04/29/22	USD	25.00	USD	684	(30,475)
Waste Management, Inc.	192	04/29/22	USD	155.00	USD	3,043	(114,240)
Williams Cos., Inc.	16	04/29/22	USD	33.00	USD	53	(1,960)
AES Corp.	1,463	05/20/22	USD	24.00	USD	3,764	(318,202)
American Electric Power Co., Inc.	319	05/20/22	USD	95.00	USD	3,183	(188,210)
Ballard Power Systems, Inc.	804	05/20/22	USD	12.00	USD	936	(86,430)
CenterPoint Energy, Inc.	181	05/20/22	USD	31.00	USD	555	(13,123)
Cheniere Energy, Inc.	52	05/20/22	USD	140.00	USD	721	(37,440)
CMS Energy Corp.	529	05/20/22	USD	65.00	USD	3,700	(293,595)
Dominion Energy, Inc.	351	05/20/22	USD	85.00	USD	2,982	(86,873)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Duke Energy Corp.	197	05/20/22	USD	108.04	USD	2,200	$(96,137)
Edison International	218	05/20/22	USD	70.00	USD	1,528	(47,415)
First Solar, Inc.	55	05/20/22	USD	80.00	USD	461	(44,138)
Ingersoll Rand, Inc.	560	05/20/22	USD	55.00	USD	2,820	(46,200)
NextEra Energy, Inc.	487	05/20/22	USD	87.50	USD	4,125	(85,225)
Quanta Services, Inc.	54	05/20/22	USD	125.00	USD	711	(58,860)
Sempra Energy	203	05/20/22	USD	155.50	USD	3,413	(287,466)
Sempra Energy	149	05/20/22	USD	157.59	USD	2,505	(189,265)
Sunnova Energy International, Inc.	150	05/20/22	USD	25.00	USD	346	(28,125)
Sunrun, Inc.	150	05/20/22	USD	40.00	USD	456	(12,825)
TC Energy Corp.	494	05/20/22	CAD	70.00	CAD	3,483	(98,591)
Trane Technologies PLC	230	05/20/22	USD	165.00	USD	3,512	(47,150)
Vertiv Holdings Co.	303	05/20/22	USD	15.00	USD	424	(21,968)
Waste Connections, Inc.	115	05/20/22	USD	140.00	USD	1,607	(51,175)
Waste Management, Inc.	175	05/20/22	USD	160.00	USD	2,774	(64,750)
Williams Cos., Inc.	350	05/20/22	USD	33.00	USD	1,169	(52,500)
American Electric Power Co., Inc.	225	06/17/22	USD	96.20	USD	2,245	(120,450)
Cheniere Energy, Inc.	52	06/17/22	USD	140.00	USD	721	(46,800)
Public Service Enterprise Group, Inc.	419	06/17/22	USD	70.00	USD	2,933	(94,275)
TC Energy Corp.	678	06/17/22	CAD	74.00	CAD	4,781	(68,063)

							$(5,290,873)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Air Liquide SA	UBS AG	14,100	04/01/22	EUR	158.72	EUR	2,241	$(11,655)
Atlas Copco AB, B Shares	Goldman Sachs International	57,500	04/01/22	SEK	491.17	SEK	24,696	—
EDP - Energias de Portugal SA	Credit Suisse International	211,700	04/01/22	EUR	4.59	EUR	945	(1,584)
EDP Renovaveis SA	UBS AG	42,200	04/01/22	EUR	19.69	EUR	985	(165,657)
Schneider Electric SE	Goldman Sachs International	9,300	04/01/22	EUR	157.08	EUR	1,415	(711)
Neoenergia SA	Citibank N.A.	124,500	04/06/22	USD	16.41	USD	2,144	(22,298)
Vertiv Holdings Co.	Goldman Sachs International	22,200	04/06/22	USD	22.95	USD	311	—
EDP Renovaveis SA	Credit Suisse International	81,000	04/07/22	EUR	18.91	EUR	1,891	(388,356)
Enel SpA	Credit Suisse International	506,100	04/07/22	EUR	6.17	EUR	3,071	(25,483)
Iberdrola SA	Credit Suisse International	240,100	04/07/22	EUR	9.21	EUR	2,382	(179,326)
Infineon Technologies AG	Credit Suisse International	17,000	04/07/22	EUR	29.99	EUR	527	(21,828)
Neoenergia SA	Citibank N.A.	124,500	04/12/22	USD	16.41	USD	2,144	(23,839)
Sunrun, Inc.	Citibank N.A.	16,100	04/12/22	USD	26.22	USD	489	(73,340)
Hexagon AB, B Shares	Morgan Stanley & Co. International PLC	7,000	04/19/22	SEK	128.07	SEK	929	(4,145)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	33,000	04/19/22	EUR	87.67	EUR	2,938	(131,062)
Prysmian SpA	Credit Suisse International	68,700	04/19/22	EUR	27.63	EUR	2,127	(231,790)
Vinci SA	Goldman Sachs International	26,800	04/19/22	EUR	94.70	EUR	2,492	(39,411)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	3,700	04/20/22	USD	581,319.65	USD	2,205,200	(95,714)
Schneider Electric SE	Goldman Sachs International	17,300	04/21/22	EUR	143.91	EUR	2,632	(186,636)
Xcel Energy, Inc.	Bank of America N.A.	15,900	04/26/22	USD	70.73	USD	1,148	(34,885)
Atlas Copco AB, B Shares	Morgan Stanley & Co. International PLC	38,200	04/27/22	SEK	444.49	SEK	16,407	(45,700)
Enel SpA	Credit Suisse International	344,800	04/27/22	EUR	5.93	EUR	2,092	(96,395)
Iberdrola SA	Credit Suisse International	90,400	04/27/22	EUR	10.11	EUR	897	(19,368)
Infineon Technologies AG	Goldman Sachs International	23,100	04/27/22	EUR	29.53	EUR	716	(52,581)
Rwe AG	Credit Suisse International	50,400	04/27/22	EUR	39.47	EUR	1,992	(70,674)
EDP - Energias de Portugal SA	Goldman Sachs International	400,000	05/04/22	EUR	4.43	EUR	1,786	(45,729)
Linde PLC	Morgan Stanley & Co. International PLC	3,800	05/04/22	EUR	290.77	EUR	1,104	(31,805)
National Grid PLC	Morgan Stanley & Co. International PLC	129,400	05/04/22	GBP	11.42	GBP	1,517	(67,289)
Rwe AG	Morgan Stanley & Co. International PLC	94,300	05/04/22	EUR	39.20	EUR	3,728	(160,913)
Sika AG, Registered Shares	Royal Bank of Canada	4,200	05/04/22	CHF	314.18	CHF	1,291	(31,582)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	JPMorgan Chase Bank N.A.	400,000	05/04/22	HKD	12.33	HKD	4,728	(27,369)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	34,500	05/05/22	EUR	23.84	EUR	805	(38,183)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Enel SpA	UBS AG	381,800	05/05/22	EUR	6.06	EUR	2,317	$(83,906)
National Grid PLC	Morgan Stanley & Co. International PLC	195,600	05/11/22	GBP	11.42	GBP	2,293	(116,906)
Sika AG, Registered Shares	Morgan Stanley & Co. International PLC	2,600	05/11/22	CHF	312.69	CHF	799	(19,433)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	JPMorgan Chase Bank N.A.	396,000	05/11/22	HKD	13.00	HKD	4,681	(19,838)
LG Chem Ltd.	JPMorgan Chase Bank N.A.	3,400	05/13/22	USD	561,627.71	USD	1,808,800	(62,831)
Linde PLC	Morgan Stanley & Co. International PLC	4,700	05/13/22	EUR	300.66	EUR	1,365	(22,537)
Neoenergia SA	Morgan Stanley & Co. International PLC	188,600	05/13/22	USD	18.14	USD	3,248	(9,100)
Rwe AG	Credit Suisse International	41,000	05/13/22	EUR	39.51	EUR	1,621	(58,122)
Scatec ASA	Credit Suisse International	74,500	05/13/22	NOK	135.30	NOK	10,013	(56,305)
Hexagon AB, B Shares	Morgan Stanley & Co. International PLC	53,500	05/18/22	SEK	135.81	SEK	7,102	(20,503)
Hexagon AB, B Shares	Morgan Stanley & Co. International PLC	44,800	05/24/22	SEK	136.47	SEK	5,947	(19,033)
Vinci SA	Goldman Sachs International	4,500	05/24/22	EUR	95.94	EUR	418	(8,316)

								$(2,822,138)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$25,766,457	$8,915,970	$—	$34,682,427
Chemicals	—	25,591,239	—	25,591,239
Commercial Services & Supplies	30,978,495	—	—	30,978,495
Construction & Engineering	5,417,068	9,113,796	—	14,530,864
Electric Utilities	108,273,201	46,306,881	—	154,580,082
Electrical Equipment	17,380,428	34,942,641	—	52,323,069
Electronic Equipment, Instruments & Components	—	9,422,027	—	9,422,027
Independent Power and Renewable Electricity Producers	17,613,274	21,847,732	—	39,461,006
Machinery	11,608,193	12,412,162	—	24,020,355
Multi-Utilities	59,847,137	37,376,982	—	97,224,119
Oil, Gas & Consumable Fuels	50,700,898	—	—	50,700,898
Semiconductors & Semiconductor Equipment	12,401,506	3,880,301	—	16,281,807

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$7,103,763	$—	$—	$7,103,763

	$347,090,420	$209,809,731	$—	$556,900,151

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,569,260)	$(4,543,751)	$—	$(8,113,011)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

LP	Limited Partnership

5